Registration Nos. 33-61122
                                                                        811-4819
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                     CONSECO VARIABLE INSURANCE COMPANY

                           PROSPECTUS SUPPLEMENT
                           Dated October 1, 2001

                       Supplement to the Prospectus
                           dated May 1, 2001 for

               CONSECO MAXIFLEX GROUP FIXED AND VARIABLE ANNUITY
                     (CONSECO VARIABLE ANNUITY ACCOUNT C)

The following supplements certain information contained in your prospectus for the Conseco Maxiflex Group Fixed and Variable Annuity:

Pursuant to an Enhancement Endorsement that has been made part of the fixed and variable annuity contract, the "Contributions" section of the Contract is amended to include the following language:

"During an open enrollment period and pursuant to Plan provisions, the Company will credit to the Participant's Individual Account at the time of issue up to 5% of the dollar amount transferred into the Contract from another Plan provider's contract. This credit will compensate the Participant for actual surrender charges assessed by such Plan provider."

The open enrollment period referred to above is October 1, 2001 through December 31, 2001.